Net Income (loss) Per Share	12 Months Ended
Dec. 31, 2011
Net Income (loss) Per Share

14. Net Income (loss) Per Share

The Group has used the two-class method of computing earnings per share for 2009 and 2010 as its Series A convertible preferred shares participate in undistributed earnings on the same basis as the ordinary shares. Under this method, net income applicable to holders of ordinary shares is allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class may share in income for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

The following table is a reconciliation of the net income and share amounts used in the calculation of basic net income per share and diluted net income per share:

	Year Ended December 31,
	2009	2010	2011
	RMB except share amounts and per share amounts
Basic net income (loss) per share:
Consolidated net income (loss)	45,079	62,810	(6,950)
Less: Distribution to Founders	(3,454)	—	—
Dividend on Series A convertible preferred shares	(3,946)	—	—
Amounts allocated to preferred shares for participating rights to dividends	(11,303)	(12,987)	—

Net income (loss) attributable to ordinary shareholders — basic	26,376	49,823	(6,950)
Weighted average ordinary shares outstanding — basic	56,000,000	68,124,712	103,584,061

Net income (loss) per share — basic	0.47	0.73	(0.07)

Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders — basic	26,376	49,823	(6,950)
Amounts allocated to preferred shares for participating rights to dividends	11,303	—	—

Net income (loss) attributable to ordinary shareholders — diluted	37,679	49,823	(6,950)

Weighted average ordinary shares outstanding — basic	56,000,000	68,124,712	103,584,016

Preferred shares	24,000,000	—	—

Options	—	2,379,082	—

Weighted average ordinary shares outstanding — diluted	80,000,000	70,503,794	103,584,016

Net income (loss) per share — diluted	0.47	0.71	(0.07)

For the year ended December 31, 2010 and 2011, the following securities were not included in the computation of diluted earnings per share as their effects would have been anti-dilutive:

	2010	2011
Series A preferred shares	24,000,000	—
Shares issuable upon the assumed exercise of options or vesting of restricted shares	130,000	7,459,463